U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read Instructions at end of Form before preparing Form.


1.   Name and address of issuer:

         The MainStay Funds
         51 Madison Avenue
         New York, NY  10010

2. The name of each series of class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

3.   Investment Company Act File Number: 811-4550

         Securities Act File Number:  33-2610

4(a). Last day of fiscal year for which this Form is filed:

         12/31/98

4(b).___Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).___Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant to Section 24(f): $6,117,617,830

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $4,904,471,730

    (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission: $0

     (iv) Total  available  redemption  credits  [add Items  5(ii) and  5(iii)]:
          $4,904,471,730

     (v) Net sales--If Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $1,213,146,100

     (vi) Redemption  credits  available for use in future years if Item 5(i) is
          less  than  Item  5(iv)   [subtract   Item  5(iv)  from  Item   5(i)]:
          $(_______________)

    (vii) Multiplier for determining registration fee (See Instruction C.9): x .000278

   (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" for no fee is due): $337,254.62

     6.  Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____________

     7.  Interest  due -- if this Form is being  filed  more than 90 days after
         the  end  of  the   issuer's   fiscal   year  (see   Instruction   D):
         $______________

     8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7): $337,254.62

     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: Method of Delivery: X Wire Transfer Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

                                   By (Signature and Title):

                                   /s/ Anthony W. Polis, Chief Financial Officer
Date:  March 16, 1999